6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2026		Jan. 31, 2025
Equpment, Vehicles and Furniture, starting balance		$ 14,509	[1]	$ 13,063
Additions for the year		(5,152)		1,449
Disposals for period		0		(3)
Equpment, Vehicles and Furniture, ending balance	[1]	9,357		14,509
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		62,633
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(53,686)		(49,851)
Additions for the year		(2,684)		(3,835)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(56,370)		(53,686)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		8,947		12,782
Additions for the year		(2,684)		(3,835)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		6,263		8,947
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		15,394		15,394
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		15,394		15,394
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(15,256)		(15,221)
Additions for the year		(27)		(35)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(15,283)		(15,256)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		138		173
Additions for the year		(27)		(35)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		111		138
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		24,900		33,384
Additions for the year				6,924
Disposals for period		0		(15,408)
Equpment, Vehicles and Furniture, ending balance		24,900		24,900
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(19,476)		(33,276)
Additions for the year		(2,441)		(1,605)
Disposals for period		0		15,405
Equpment, Vehicles and Furniture, ending balance		(21,917)		(19,476)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		5,424		108
Additions for the year		(2,441)		5,319
Disposals for period		0		(3)
Equpment, Vehicles and Furniture, ending balance		$ 2,983		$ 5,424

[1]	Note 6Note 6